Annual Operating Expenses - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2020 Fund - Fidelity Managed Retirement 2020 Fund
Sep. 28, 2024
Operating Expenses:
Management fee	0.47%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%